RELATED PARTY TRANSACTIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) agreement $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 07, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Capital commitments	$ 0
Number of credit agreements expected to entered into | agreement	2
Par value per share (in USD per share) | $ / shares	$ 20.58
Accounts and other receivable, net	$ 1,131,000,000	$ 0
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Capital commitments	25,000,000
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments	1,500,000,000
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments	$ 725,000,000	1,475,000,000		$ 750,000,000
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Term of credit facility	10 years
Revolving credit facility, face amount	$ 1,000,000,000
Maximum borrowing capacity	1,000,000,000
Amount outstanding	135,000,000	25,000,000
Provision of related party guarantee by entity	$ 2,300,000,000
Subsidiary of Brookfield
Disclosure of transactions between related parties [line items]
Base Management Fee, quarterly percentage	0.3125%
Base Management Fee, annual percentage	1.25%
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base Management Fee allocated	$ 17,000,000	$ 15,000,000	$ 24,000,000
Capital commitments	$ 2,000,000,000
Weighted average remaining contractual life of outstanding share options	5 days
Par value per share (in USD per share) | $ / shares	$ 25.00
Accounts and other receivable, net	$ 0
Interest costs incurred	0
Accounts and other receivables	1,100,000,000
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments	$ 10,000,000